Borrowings - Pactiv Notes and Other borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 15, 2018
Disclosure of detailed information about borrowings [line items]
Finance lease obligations		$ 19
7.950% Debentures due 2025
Disclosure of detailed information about borrowings [line items]
Interest rate	7.95%
8.375% Debentures due 2027
Disclosure of detailed information about borrowings [line items]
Interest rate	8.375%
Redemption price, percentage of principal amount redeemed	100.00%
6.400% Notes due 2018
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount repurchased			$ 16
Interest rate	6.40%		6.40%